Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Short Duration Fund

Thomas J. Sweeney and Jeff Morton have been added as portfolio managers of the fund and, together with Gary Russell and Rick Smith, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Short Duration Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Gary Russell and Rick Smith is provided as of September 30, 2016, and the information for Thomas J. Sweeney and Jeff Morton is provided as of June 30, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Gary Russell	$10,001 - $50,000	$500,001 - $1,000,000
Rick Smith	$0	$50,001 - $100,000
Thomas J. Sweeney	$0	$0
Jeff Morton	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment |Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	15	$4,025,350,613	0	$0
Rick Smith	1	$2,443,624,683	0	$0
Thomas J. Sweeney	0	$0	0	$0
Jeff Morton	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	0	$0	0	$0
Rick Smith	0	$0	0	$0
Thomas J. Sweeney	0	$0	0	$0
Jeff Morton	0	$0	0	$0

September 21, 2017

SAISTKR-373

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	4	$1,130,955,456	0	$0
Rick Smith	14	$5,116,985,249	2	$1,272,449,485
Thomas J. Sweeney	21	$2,105,585,019	0	$0
Jeff Morton	3	$231,452,637	0	$0

Please Retain This Supplement for Future Reference